Ordinary Shares - Additional Information (Detail)					12 Months Ended
	Feb. 10, 2020 CNY (¥) shares	Feb. 10, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) shares	Jan. 17, 2020 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares shares	Jul. 15, 2020 CNY (¥)	Jul. 15, 2020 USD ($)	Dec. 31, 2019 shares	Oct. 29, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares	Oct. 31, 2016 $ / shares
Ordinary shares, shares authorized						800,000,000		800,000,000			500,000,000		500,000,000
Voting rights					Each ordinary share is entitled to one vote	Each ordinary share is entitled to one vote
Ordinary shares, par value | $ / shares						$ 0.0001		$ 0.0001					$ 0.0001	$ 0.0001
Proceeds from initial public offering					¥ 0	$ 0	¥ 726,300,000
Share Price | $ / shares															$ 0.77
American depository shares, common share equivalent	23	23
Issuance of Private Placement | ¥							¥ 2,789,699,000
Issuance of ordinary shares for restricted share units					5,376,140	5,376,140
Employee Stock Option Plan [Member]
Shares Held in Employee Stock Option Plan						10,069,216
Collaboration Agreement with Everest [Member] | Everests [Member]
Shares Issued Upon Conversion				6,078,571
Hillhouse Entities [Member]
Proceeds from Issuance of Warrants | $						$ 45.00
Hillhouse Entities [Member] | First Closing Period [Member]
Shares, Issued						20,421,378
Number of warrants issued						3,744,032
Gross proceeds of shares and warrants | $						$ 293,000,000.0
Hillhouse Entities [Member] | Second Closing Period [Member]
Issuance of Private Placement					¥ 2,653,669,000,000	$ 397,200,000
Shares, Issued						8,712,124
Number of warrants issued						1,597,235
Gross proceeds of shares and warrants | $						$ 125,000,000.0
Collaboration agreement with investors [Member]
Issuance of Private Placement | $						$ 418,000,000
Investor [Member]
Ordinary shares, shares authorized												800,000,000
Ordinary shares, par value | $ / shares												$ 0.0001
Common stock value authorized | $												$ 80,000,000
Series A Convertible Preferred Stock [Member]
Preferred stock, shares outstanding				30,227,056				0			30,227,056		30,227,056
Number of preferred shares converted to common shares				30,227,056
Convertible Preferred Stock Series B [Member]
Preferred stock, shares outstanding				23,288,783
Number of preferred shares converted to common shares				23,288,783
Convertible Preferred Stock Series B-1 Upon Conversion [Member]
Preferred stock, shares outstanding				3,714,580
Number of preferred shares converted to common shares				3,714,580
Convertible Preferred Stock Series B2 [Member]
Temporary Shares Outstanding				3,301,849
Number of preferred shares converted to common shares				3,571,427
Series C Preferred Stock [Member]
Temporary Shares Outstanding				31,046,360
Number of preferred shares converted to common shares				34,420,469
Series C-1 Convertible Preferred Stock [Member]
Temporary Shares Outstanding				3,857,143
Number of preferred shares converted to common shares				4,537,814
American Depositary Shares [Member]
Number of share issued, ADS	8,175,750	8,175,750
Proceeds from initial public offering | $		$ 114,500,000
Share Price | $ / shares		$ 14.00
Proceeds from initial public offering, net	¥ 697,788,000	$ 101,300,000
American Depositary Shares [Member] | Investor Warrants [Member]
Number of share issued, ADS					5,341,267	5,341,267
Share Price | $ / shares						$ 45
Proceeds from Issuance of Warrants | $						$ 104,500,000
American Depositary Shares [Member] | IPO [Member]
Number of share issued, ADS			7,407,400
Number of share issued, price per share | $ / shares				$ 14.00
Proceeds from initial public offering | $			$ 103,700,000
American Depositary Shares [Member] | Private Placement [Member]
Number of share issued, ADS					29,133,502	29,133,502
Share Price | $ / shares						$ 33
Issuance of Private Placement | $						$ 418,000,000
American Depositary Shares [Member] | Over-Allotment Option [Member]
Common Stock Shares Issuable		768,350
American Depositary Shares [Member] | Board Of Directors [Member]
Amount of stock repurchase | $										$ 20,000,000
Prepaid Expensestock repurchase program									¥ 34,051	$ 5,000